Biological assets	12 Months Ended
Dec. 31, 2019
Biological assets.
Biological assets

(11) Biological assets

For the years ended December 31, 2019, 2018 and 2017, biological assets are as follows:

	Current	Non-current
	biological	biological
	assets	assets	Total
Balance as of January 1, 2019	$2,073,526	1,721,728	3,795,254
Increase due to purchases	510,403	701,764	1,212,167
Sales	—	(73,409)	(73,409)
Net increase due to births	267,773	2,378,419	2,646,192
Production cost	32,894,675	1,761,456	34,656,131
Depreciation	—	(2,262,245)	(2,262,245)
Transfers to inventories	(33,651,137)	(2,378,419)	(36,029,556)
Other	(52,003)	(30,383)	(82,386)
Balance as of December 31, 2019	$2,043,237	1,818,911	3,862,148

	Current	Non-current
	biological	biological
	assets	assets	Total
Balance as of January 1, 2018	$1,942,193	1,617,503	3,559,696
Increase due to purchases	334,710	629,902	964,612
Sales	—	(119,297)	(119,297)
Net increase due to births	274,286	2,292,178	2,566,464
Production cost	33,189,920	1,729,478	34,919,398
Depreciation	—	(2,136,224)	(2,136,224)
Transfers to inventories	(33,690,071)	(2,292,178)	(35,982,249)
Other	22,488	366	22,854
Balance as of December 31, 2018	$2,073,526	1,721,728	3,795,254

	Current	Non-current
	biological	biological
	assets	assets	Total
Balance as of January 1, 2017	$1,961,191	1,668,543	3,629,734
Increase due to purchases	291,361	599,273	890,634
Sales	—	(87,230)	(87,230)
Net increase due to births	277,621	2,112,110	2,389,731
Production cost	30,892,045	1,532,189	32,424,234
Depreciation	—	(2,058,461)	(2,058,461)
Transfers to inventories	(31,435,017)	(2,112,110)	(33,547,127)
Other	(45,008)	(36,811)	(81,819)
Balance as of December 31, 2017	$1,942,193	1,617,503	3,559,696

The “Other” category includes the change in fair value of biological assets that resulted in an increase of $35,487 in 2019, decrease of $22,270 in 2018 and increase of $22,598 in 2017.

The Company is exposed to different risks relating to its biological assets:

•	Future excesses in the offer of poultry products and a decline in the demand growth of the chicken industry may negatively affect the Company’s results.
•	Increases in raw material prices and price volatility may negatively affect the Company’s margins and results.
•

In addition, in the case of the Company’s operations in the United States of America, the cost of corn and grain may be affected by an increase in the demand for ethanol, which may reduce the market’s available corn inventory.

•	Operations in Mexico and the United States of America are based on animal breeding and meat processing, which are subject to sanitary risks and natural disasters.
•	Hurricanes and other adverse climate conditions may result in additional inventory losses and damage to the Company’s facilities and equipment.